Organization and Principal Activities	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Zhangmen Education Inc. (formerly known as Global Online Education Inc., the “Company”) was incorporated under the laws of the Cayman Islands in November 2017. The Company historically provided personalized K-12 after-school tutoring business (“K-12 Business”). In order to fully comply with applicable PRC regulatory requirements adopted by the PRC government in the second half of 2021, the Company terminated such services. The Company, its subsidiaries, and its consolidated Variable Interest Entity (“VIE”) (collectively referred to as the “Group”) are principally engaged in provision of STEAM (abbreviation for science, technology, engineering, arts and math) courses, covering language skills, arts, music and computer coding, to students aged from 6 to 10 in the People’s Republic of China (the “PRC”). Current PRC laws and regulations impose certain restrictions or prohibitions on foreign ownership of companies that engage in value-added telecommunication services and certain other businesses. To comply with the relevant PRC laws and regulations, the Company operates substantially all of its business through Shanghai Zhangda Education Technology Co., Ltd. (“Shanghai Zhangda”), the Company’s VIE.

On May 19, 2021, the Company’s shareholders adopted its Memorandum and Articles of Association by a special resolution, pursuant to which the Company’s authorized share capital was divided into Class A ordinary shares and Class B ordinary shares effective immediately prior to the completion of the Company’s initial public offering (“Redesignation”). Holders of Class A ordinary shares are entitled to one vote per share, while holders of Class B ordinary shares are entitled to thirty votes per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Mr. Yi Zhang, the founder, chairman of the board of directors and chief executive officer, beneficially own all of the Company’s issued Class B ordinary shares.

On June 9, 2021, the Company completed its initial public offering its initial public offering on the New York Securities Exchange (“NYSE”). In this offering, 4,166,450 ADSs (or 520,806 ADSs after giving effect of one-for-eight reverse American depositary shares (“ADSs”) split), representing 37,498,050 Class A ordinary shares, were issued at a price of US$11.5 per ADS (or $92.0 per ADS after giving effect of one-for-eight reverse ADS split). The net proceeds we received from the initial public offering totaled RMB269.2 million (US$42.2 million).

Effective on December 13, 2021, the Company changed the ratio of its ADSs to Class A ordinary shares from one (1) ADS representing nine (9) Class A ordinary shares to one (1) ADS representing seventy-two (72) Class A ordinary shares. For the Company’s ADS holders, this ratio change had the same effect as a one-for-eight reverse ADS split. There was no change to the Company’s Class A ordinary shares.

On June 2, 2022, the Company received a written notice from the New York Stock Exchange (“NYSE”), indicating that the staff of NYSE Regulation has determined to commence proceedings to delist the ADSs. Trading in the Company’s ADSs was suspended on the NYSE on June 2, 2022.

On September 9, 2022, the Company entered into a definitive share purchase agreement (the “Share Purchase Agreement”), with Eternal Zenith Limited (“Eternal Zenith”), an entity controlled by Mr. Jiajun Wu, a senior management member and a 1.0659% equity interest holder of the Company. Pursuant to the Share Purchase Agreement, Eternal Zenith acquired all of the Company’s K-12 Business for a nominal consideration of $1.00 (the “Disposal Transaction”).

In connection and concurrently with the execution of the Share Purchase Agreement, the Company and its certain subsidiaries and variable interest entities entered into a Reorganization Agreement (the “Reorganization Agreement”), pursuant to which all assets and liabilities of the non-K-12 Business were transferred to Shanghai Zhangda Education Technology Co., Ltd. (“Shanghai Zhangda”). All assets and liabilities of the K-12 Business of the Company (“discontinued operations”) were retained by the subsidiaries and the variable interest entities controlled by Global Online Education HK Limited (“GOE HK”), a wholly-owned subsidiary of the Company before the closing of the Share Purchase Agreement. Upon consummation of the Reorganization Agreement, the K-12 Business of the Company was solely conducted by the subsidiaries and the variable interest entities then controlled by GOE HK.

The Company closed the Share Purchase Agreement on September 16, 2022, on which date the Company transferred all equity interest in GOE HK, its subsidiaries (“Former Subsidiaries”), its VIEs and the VIEs’ subsidiaries (collectively “Former VIEs”) to Eternal Zenith.

On August 4, 2022, the Company setup Zhangmen Technology HK Limited (“Zhangmen HK”), a business company incorporated in accordance with the laws and regulations of Hong Kong. On August 29, 2022, Zhangmen HK established Shanghai Zhangxinrui Technology Co., Ltd. (“Shanghai Zhangxinrui” or the “WFOE”), a wholly owned subsidiary in China.

On September 16, 2022, Shanghai Zhangxinrui entered into a series of agreements (the “VIE Agreements”) with Shanghai Zhangda and the sole shareholder of Shanghai Zhangda. The VIE Agreements are designed to provide Shanghai Zhangxinrui with the power, rights and obligations equivalent in all material respects to those it would possess as the sole equity holder of Shanghai Zhangda, including absolute control rights and the rights to the management, operations, assets, property and revenue of Shanghai Zhangda. The purpose of the VIE Agreements is solely to give Shanghai Zhangxinrui the controlling financial interest over Shanghai Zhangda’s management and operations.

On September 16, 2022, the Company completed a reorganization of entities under common control of its then existing shareholders, who collectively owned majority of the equity interests of the Company prior to the reorganization. The Company and Zhangmen HK were structured as the holding companies of Shanghai Zhangxinrui. Shanghai Zhangxinrui is the primary beneficiary of Shanghai Zhangda, and all of these entities are under common control which results in the consolidation of Shanghai Zhangda which has been accounted for as a reorganization of entities under common control at carrying value (“Reorganization”). The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the consolidated financial statements.

As of December 31, 2022, the Company’s subsidiaries and VIE were as follows:

(1)	The English names above are for identification purpose only.

Name(1)	Date of incorporation	Place of incorporation (or establishment)	Equity interest held
Subsidiaries:
Zhangmen HK	August 4, 2022	Hong Kong	100%
Shanghai Zhangxinrui or the WFOE	August 29, 2022	Shanghai	100%
VIE:
Shanghai Zhangda or the VIE	November 28, 2016	Shanghai	100%